Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating leases, weighted-average remaining lease term	6 years 3 months 18 days	7 years 1 month 6 days
Finance leases, weighted-average remaining lease term	3 years 2 months 12 days	3 years 4 months 24 days
Operating leases, weighted-average discount rate	5.80%	5.40%
Finance leases, weighted-average discount rate	6.20%	5.60%